Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000008009 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	75.37%	22.14%		16.40%
C000008010 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	4.04%	5.03%		5.63%
C000032424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	4.18%	5.17%		5.76%
C000008011 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	4.19%	5.18%		5.78%
C000008012 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	4.18%	5.19%		5.80%
C000211921 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	12.37%	11.81%	13.66%
C000211922 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	12.25%	11.70%	13.55%
Without Sales Load [Member] | C000032424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	4.24%	5.17%		5.77%
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	21.87%	11.95%		12.75%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.34%	13.50%		15.06%
Spliced Global Capital Cycles Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Global Capital Cycles Index
Average Annual Return, Percent	40.10%	13.43%		16.69%
Real Estate Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Spliced Index
Average Annual Return, Percent	4.31%	5.31%		5.89%
FTSE All World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World Index
Average Annual Return, Percent	22.60%	12.33%	13.77%